Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 06, 2024
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage	5.00%
Percentage of residual value	5.00%
Finite-lived intangible assets its useful life	7 years
Earn-out shares (in Shares)				20,000,000
Prepayment of customers		$ 51,253
Employee social benefits	$ 57,760	74,027	$ 106,449
Value added tax percentage	13.00%
inventory reserve write off		(12,378)	7,594
Advertising and market promotion expenses	25,420	162,277
Short-term investments		1,395,946
Gain on deregistration of subsidiaries		387,847	79,202
Prepaid expenses and other current assets	(80,662)	772,207	(176,032)
Non-controlling interests	260,836	840,600
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Disposal of subsidiaries	$ 19,040
Short-term investments
Prepaid expenses and other current assets			96,830
Non-controlling interests		948,004
Revision of Prior Period, Adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments		1,395,946
Gain on deregistration of subsidiaries			79,202
Prepaid expenses and other current assets			$ 176,032
Non-controlling interests		(107,404)
General Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Earn-out shares (in Shares)				1,000,000
Value added tax percentage	6.00%
General Tax [Member] | Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Non-controlling interests		$ 107,404